Variable Interest Entities (Details 7) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Option Arms [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	$ 29	$ 29
Subprime [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	23	14
Prime [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	702	708
Weighted-average life (in years)	6.6	5.5
Weighted-average constant prepayment rate	6.70%	7.90%
Impact of 10% adverse change	(2)	(15)
Impact of 20% adverse change	(12)	(27)
Weighted-average loss assumption	8.30%	5.20%
Impact of 10% adverse change	(1)	(12)
Impact of 20% adverse change	(11)	(21)
Weighted-average discount rate	11.60%	11.60%
Impact of 10% adverse change	(27)	(26)
Impact of 20% adverse change	(51)	(47)
Commercial and other [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	2,271	2,906
Weighted-average life (in years)	2.7	3.3
Impact of 10% adverse change	0	0
Impact of 20% adverse change	0	0
Weighted-average loss assumption	1.60%	2.10%
Impact of 10% adverse change	(62)	(76)
Impact of 20% adverse change	(142)	(151)
Weighted-average discount rate	20.50%	16.40%
Impact of 10% adverse change	(54)	(69)
Impact of 20% adverse change	$ (103)	$ (134)